Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2017	2016	2015
Current	$788,815	$680,756	$554,082
Deferred	(312,997)	(132,319)	(101,232)
Total	$475,818	$548,437	$452,850

Schedule of reconciliations statutory income tax rate
	For the Years Ended December 31,
	2017	2016	2015
HK statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in the HK company	(16.50)%	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.00)%	(11.63)%	(0.23)%
Effect of additional deduction allowed for R&D expense	(2.74)%	-	-
Effect of expenses not deductible for tax purposes	0.81%	0.05%	7.79%
Others	2.45%	4.97%	(0.18)%
Total	15.52%	18.39%	32.38%